U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 5, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds listed in Appendix A below, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated March 31, 2011, filed electronically as Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A on March 30, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

3X BULL FUNDS	3X BEAR FUNDS
Domestic Equity Index Funds
Direxion Daily Large Cap Growth Bull 3X Shares	Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares	Direxion Daily Large Cap Value Bear 3X Shares
Fixed Income Funds
Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares